Cover	Oct. 29, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as amendment no. 1 (this “Amendment”) to the Current Report on Form 8-K filed on November 4, 2021 (the “Original Form 8-K”) by Lottery.com Inc. (formerly known as Trident Acquisitions Corp., “TDAC”), a Delaware corporation (the “Company”) in accordance with the guidance set forth under Topic 12 of the Division of Corporation Finance Financial Reporting Manual so that there is no lapse in periodic reporting for the quarter ended September 30, 2021. As previously reported in the Original Form 8-K, on October 29, 2021, the Company completed the previously announced business combination (the “Closing”) contemplated by the business combination agreement, dated as of February 21, 2021 (the “Business Combination Agreement”), by and among Company, Trident Merger Sub II Corp., a wholly-owned subsidiary of the Company (“Merger Sub”), and AutoLotto, Inc. (“AutoLotto”). Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into AutoLotto with AutoLotto surviving the merger as a wholly owned subsidiary of TDAC, which was renamed “Lottery.com Inc.” in connection with the Closing (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). Unless the context otherwise requires, the “Company” refers to the registrant and its subsidiaries, including AutoLotto and its subsidiaries, after the Closing, and “TDAC” refers to the registrant prior to the Closing. The Original Form 8-K incorporated by reference, among other items, the financial statements of AutoLotto as of and for the fiscal years ended December 31, 2020 and 2019, and as of and for the three and six months ended June 30, 2021 and 2020 from the Definitive Proxy Statement/Prospectus filed by TDAC with the Securities and Exchange Commission on October 18, 2021 (the “Proxy Statement”). The Original Form 8-K is amended by this Amendment to provide (i) the unaudited financial statements of AutoLotto as of and for the three and nine months ended September 30, 2021 and 2020, (ii) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of AutoLotto for the three and nine months ended September 31, 2021 and 2020, and (iii) the unaudited pro forma condensed combined financial information of TDAC and AutoLotto as of and for the nine months ended September 30, 2021, each of which are included under Item 9.01 hereto, in accordance with the rules and regulations of the Securities and Exchange Commission, as well as the additional corresponding information for the relevant fiscal period. This Amendment does not amend any other item of the Original Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Form 8-K.
Document Period End Date	Oct. 29, 2021
Entity File Number	001-38508
Entity Registrant Name	Lottery.com Inc.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71 W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	(512)
Local Phone Number	592-2451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ